Basis of Preparation - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Aug. 11, 2022	Jun. 30, 2022	Nov. 30, 2021	Jun. 30, 2021
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Cash & cash equivalents	$ 85,502	$ 115,956		$ 60,447		$ 136,881
Maximum amount paid in cash outflows from operating activities	$ 14,300
Percentage of reduction in cash outflows from operating activities	22.00%
Interest and other costs of finance paid	$ 1,381	$ 1,407
Oaktree Capital Management, L.P.
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Borrowings principal amount					$ 90,000
Oaktree Capital Management, L.P. | Refinancing and Expansion of Senior Debt Facility
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Borrowings principal amount					$ 90,000
Private Placements | Oaktree Capital Management, L.P. | Refinancing and Expansion of Senior Debt Facility
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Cash & cash equivalents			$ 42,600